S000072616 [Member] Expense Example - TCW METWEST Sustainable Securitized Fund	Mar. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,727
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	592
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	$ 2,711